Venezuelan operations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 20, 2018 / $	Aug. 19, 2018 / $
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 4,494	$ 10,184	$ 78,859
Operating income (loss) from Venezuelan operations	(7,712)	$ (8,240)	$ (52,054)
NEW DICOM | Venezuela
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate (VES per USD) | / $				59.93	2.48
Non-monetary asset	$ 10,100